Business combinations - Acquisition of Lexicon - Narrative (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Oct. 06, 2022 GBP (£) shares £ / shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		215,792	0
Fair value movement of financial liabilities		£ 12,247	£ 0	£ 0
Lexicon
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 32,025
Equity consideration	£ 9,975
Share price (in GBP per share) | £ / shares	£ 68.83
Fair value of deferred consideration	£ 1,416
Contingent consideration payment period	24 months
Fair value of contingent consideration	£ 5,877
Contingent consideration, payout, in percentage		23.00%
Fair value movement of financial liabilities		£ 3,300
Deferred tax liability	1,359
Intangible assets - client relationships	£ 4,530
Lexicon | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	59.00%
Lexicon | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	£ 1,400
Intangible assets - client relationships	£ 4,500
Lexicon | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	144,926